INCOME TAXES	12 Months Ended
Feb. 28, 2021
INCOME TAXES
INCOME TAXES

17.         INCOME TAXES

Cayman Islands

The Company and Firstleap are tax-exempted companies incorporated in the Cayman Islands.

Hong Kong

TAL Hong Kong and Firstleap Hong Kong were established in Hong Kong and have been subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2 million Hong Kong dollars of profits earned by a company are subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate of 16.5%. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 28, 2019, February 29, 2020 and February 28, 2021.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions.

TAL Beijing was qualified as a High and New Technology Enterprises (“HNTE”) and was accordingly entitled to a preferential tax rate of 15% from calendar years 2014 through 2022 and is expected to be subject to an EIT rate of 15% as long as it maintains its status as an HNTE. TAL Beijing applied for Key Software Enterprise status for calendar year 2018 and 2019 and was approved which entitled TAL Beijing to enjoy the preferential tax rate of 10%. For calendar year 2020, TAL Beijing applied for the qualification of Key Software Enterprise to enjoy the preferential tax rate of 10%, which is still subject to the review by the government authorities. Accordingly, TAL Beijing applied 15% for fiscal year 2021 as an HNTE.

17.         INCOME TAXES - continued

PRC - continued

Yidu Huida was qualified as an HNTE and was accordingly entitled to a preferential tax rate of 15% from calendar years 2015 through 2020 and is expected to be subject to an EIT rate of 15% as long as it maintains its status as an HNTE. Yidu Huida applied for Key Software Enterprise status for calendar year 2016, 2017, 2018 and 2019 and was approved respectively, which entitled Yidu Huida to enjoy the preferential tax rate of 10%. For calendar year 2020, Yidu Huida applied for Key Software Enterprise status to qualify for preferential tax rate of 10%, which is still subject to the review by the government authorities. Accordingly, Yidu Huida applied 10% for calendar year 2016 to 2019 under the qualification of Key Software Enterprise and 15% for fiscal year 2021 as an HNTE.

Beijing Xintang Sichuang applied and was qualified as an HNTE where EIT rate of 15% would be applied for calendar years 2018 through 2022. Beijing Xintang Sichuang later applied and was qualified for Key Software Enterprise status for calendar year 2018 and 2019 and entitled to enjoy the preferential tax rate of 10%. For calendar year 2020, Xintang Sichuang applied for Key Software Enterprise which is still subject to the review by the government authorities. Accordingly, Beijing Xintang Sichuang applied 15% for fiscal year 2021 as an HNTE.

Beijing Yinghe Youshi Technology Co., Ltd. (“Yinghe Youshi”) was also qualified as an HNTE and was accordingly entitled to a preferential tax rate of 15% from calendar years 2016 through 2021. It is expected to be subject to an EIT rate of 15% as long as it maintains its status as an HNTE.

Yizhen Xuesi was qualified as “Newly Established Software Enterprise” in calendar year 2017 and therefore it was entitled to a two-year exemption from EIT and a further reduction of tax rate to 12.5% from calendar years 2019 through 2021.

Beijing Lebai Information Consulting Co., Ltd. (“Lebai Information”) was qualified as “Newly Established Software Enterprise” in calendar year 2018 and therefore it was entitled to a two-year exemption from EIT and a further reduction of tax rate to 12.5% from calendar years 2020 through 2022.

Provision (benefits) for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Current
- PRC income tax expenses	$94,722	$127,731	$161,488
Deferred
- PRC income tax expenses	(18,218)	(58,403)	(231,385)

Total	$76,504	$69,328	$(69,897)

17.         INCOME TAXES – continued

PRC - continued

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of	As of
	February 29,	February 28,
	2020	2021
Deferred tax assets:
Advertising expense and prepaid rental	50,187	229,735
Property and equipment	2,576	6,923
Impairment loss on long-term investments	4,559	19,870
Others	19,526	61,482
Tax losses carry-forward	84,007	185,700
Less: valuation allowance	(81,321)	(186,521)

Deferred tax assets, net	$79,534	$317,189

Deferred tax liabilities:
Intangible assets	6,984	10,207
Property and equipment	805	126

Deferred tax liabilities	$7,789	$10,333

As of February 28, 2021, the Group had operating loss carry-forward of $752,251 from entities in PRC to offset the future tax profit for five years, and the period was extended to ten years for entities qualified as HNTE in calendar year 2020 and thereafter. The Company operates its business through its subsidiaries, its VIEs and VIEs’ subsidiaries and schools. The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and their subsidiaries and schools may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. Valuation allowance of $81,321 and $186,521 had been established as of February 29, 2020 and February 28, 2021, respectively, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Under U.S. GAAP, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

17.         INCOME TAXES – continued

PRC - continued

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended February 28, 2019, February 29, 2020 and February 28, 2021. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2019, 2020 and 2021 to income before provision for income tax and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Income/(loss) before provision for income tax	$457,204	$(50,653)	$(224,623)
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	114,301	(12,663)	(56,156)
Effect of non-deductible expenses and loss and super deduction expenses	(6,252)	(18,117)	2,466
Effect of income tax exemptions and preferential tax rates	(45,625)	(36,750)	(98,368)
Effect of income tax rate difference in other jurisdictions	5,214	97,058	60,806
Change in valuation allowance	8,866	39,800	21,355

Income tax expense / (benefit)	$76,504	$69,328	$(69,897)

17.         INCOME TAXES – continued

PRC - continued

If Yidu Huida, TAL Beijing, Beijing Xintang Sichuang, Yinghe Youshi, Lebai Information and Yizhen Xuesi did not enjoy income tax exemptions and preferential tax rates for the years ended February 28, 2019, February 29, 2020 and February 28, 2021, the increase in income tax expenses and net income/(loss) per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Increase in income tax expenses	$45,625	$36,750	$98,368
Net income / (loss) per common share-basic	$1.69	$(0.74)	$(1.05)
Net income / (loss) per common share-diluted	$1.61	$(0.74)	$(1.05)

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for PRC EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute which is subject to the determination by PRC tax authorities.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%.

The Chinese tax authorities clarified that distributions made out of earnings prior to but distributed after January 1, 2008 will not be subject to withholding tax. The aggregate undistributed earnings of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries and schools located in the PRC that are available for distribution are $1,807,724 and $2,583,994 as of February 29, 2020 and February 28, 2021, respectively. Upon distribution of such earnings, the Company will be subject to PRC taxes, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because it intends to permanently reinvest all earnings in China and the aforementioned subsidiaries do not intend to declare dividends to the Company.